Appendix I: Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidations [Abstract]
Schedule of Main Companies of the Telefonica Group
The table below lists the main companies comprising the Telefónica Group at December 31, 2019 and the main investments consolidated using the equity method.
Included for each company are the company name, corporate purpose, country, functional currency, share capital (in millions of functional currency units), the Telefónica Group’s effective shareholding and the company or companies through which the Group holds a stake.
Parent Company
Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Spain
Telefónica de España, S.A.U. Telecommunications service provider	Spain	EUR	1,024	100%	Telefónica, S.A.
Telefónica Móviles España, S.A.U. Wireless communications services provider	Spain	EUR	209	100%	Telefónica, S.A.
Acens Technologies, S.L. Holding, housing and telecommunications solutions Service provider	Spain	EUR	23	100%	Telefónica de España, S.A.U.
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services	Spain	EUR	8	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management	Spain	EUR	1	100%	Telefónica Soluciones de Informática y Com. de España S.A.U.
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider	Spain	EUR	2	100%	Telefónica de España, S.A.U.
DTS Distribuidora de Televisión Digital, S.A. Broacasting satellite TV signal transmission and linkage services	Spain	EUR	80	100%	Telefónica de España, S.A.U.
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business	Spain	EUR	226	100%	Telefónica, S.A.
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	6	100%	Telefónica de Contenidos, S.A.U.
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services	Spain	EUR	—	100%	Telefónica Servicios Audiovisuales, S.A.U.
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	46	100%	Telefónica de Contenidos, S.A.U.
Compañía Independiente de Televisión, S.L. Provision of all type of audiovisual telecommunications services	Spain	EUR	1	100%	Telefónica Audiovisual Digital, S.L.U.
Telefónica United Kingdom
Telefónica O2 Holdings Ltd. Holding company	UK	GBP	9	100%	Telefónica, S.A. (99.99%) Telefónica Capital S.A. (0.01%)
MmO2 plc Holding company	UK	GBP	20	100%	O2 Secretaries Ltd. (0.1%) Telefónica O2 Holding Ltd. (99.9%)
O2 Holdings Ltd Holding company	UK	GBP	12	100%	Telefónica O2 Holding Ltd.
Telefónica United Kingdom Ltd. Wireless communications	UK	GBP	10	100%	O2 Holdings Ltd.
Giffgaff Ltd Wireless communications services provider	UK	GBP	—	100%	Telefónica United Kingdom Ltd.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica United Kingdom (cont.)
O2 Networks Ltd. Holding company	UK	GBP	—	100%	O2 Holdings Ltd.
Cornerstone Telecomunications Network sharing	UK	GBP	—	50%	O2 Networks Ltd. (40%) O2 Cedar Ltd (10%)
Telefónica Germany
Telefónica Deutschland Holding A.G Holding company	Germany	EUR	2,975	69.22%	Telefónica Germany Holdings Limited
Telefónica Germany GmbH & Co. OHG Wireless communications services operator	Germany	EUR	51	69.22%	Telefónica Deutschland Holding A.G (69.21%) T. Germany Management, GmbH (0.01%)
E-Plus Services GmbH Wireless communications services operator	Germany	EUR	—	69.22%	Telefónica Germany GmbH & Co. OHG
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	69.22%	Telefónica Germany GmbH & Co. OHG
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies	Germany	EUR	—	69.22%	Telefónica Germany GmbH & Co. OHG
Minodes GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	69.22%	Telefónica Germany Next Gmbh
Telefónica Brasil
Telefônica Brasil, S.A. Wireline telephony operator	Brazil	BRL	63,571	73.68%	Telefónica Latinoamérica Holding, S.L. (24.18%) Telefónica, S.A. (29.77%) Sao Paulo Telecomunicaçoes Participaçoes, Ltda. (19.67%) Telefónica Chile, S.A. (0.06%)
Terra Networks Brasil, S.A. ISP and portal	Brazil	BRL	—	73.68%	Telefônica Brasil, S.A.
Telefónica Hispam Norte
Telefónica Venezolana, C.A. Wireless communications operator	Venezuela	VES	603,582	100%	Latin America Cellular Holdings, S.L. (97.36%) Comtel Comunicaciones Telefónicas, S.A. (2.56%) Telefónica, S.A. (0.08%)
Colombia Telecomunicaciones, S.A. ESP Communications services operator	Colombia	COP	3,410	67.50%	Telefónica Latinoamérica Holding, S.L. (51.52%) Latin American Cellular Holdings, S.L. (8.08%) Telefónica, S.A. (7.90%)
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator	Colombia	COP	83,191	67.49%	Colombia Telecomunicaciones, S.A. ESP (37.79%) Metropolitana de Telecomunicaciones S.A E.S.P (29.70%)
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator	Colombia	COP	50,212	67.48%	Colombia Telecomunicaciones, S.A. ESP (38.75%) Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P (28.73%)
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator	Colombia	COP	2,330	67.49%	Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P (27.00%) Metropolitana de Telecomunicaciones S.A E.S.P (40.49%)
Telefónica Móviles México, S.A. de C.V. Holding Company	Mexico	MXN	119,701	100%	Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Hispam Norte (Cont.)
Telefónica Centroamérica Inversiones ,S.L. Communications services provider	Spain	EUR	1	60%	Telefónica, S.A.
Otecel, S.A. Wireless communications services provider	Ecuador	USD	183	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Hispam Sur
Telefónica de Argentina, S.A. Telecommunications service provider	Argentina	ARS	36,263	100%	Telefónica Móviles Argentina, S.A. (83.45%) Telefónica Latinoamérica Holding, S.L. (14.61%) Telefónica, S.A. (1.27%) Telefónica International Holding, B.V. (0.67%)
Telefónica Móviles Argentina, S.A. Telecommunications service provider	Argentina	ARS	6,795	100%	Telefónica, S.A. (73.20%) Telefónica Latinoamérica Holding, S.L. (25.28%) Telefónica International Holding, B.V. (1.52%)
Telefónica Móviles Chile, S.A. Wireless communications services operator	Chile	CLP	1,329,872	100%	Inversiones Telefónica Internacional Holding, S.A. (98.93%) Telefónica, S.A. (1.07%)
Telefónica Chile, S.A. Local and international long distance telephony services provider	Chile	CLP	569,773	99.14%	Telefónica Móviles Chile, S.A.
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider	Peru	PEN	2,954	98.57%	Telefónica Latinoamérica Holding, S.L. (50.22%) Latin American Cellular Holdings, S.L. (48.35%)
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator	Uruguay	UYU	1,107	100%	Telefónica Latinoamérica Holding, S.L.
Other Companies
O2 International Holdings Ltd. Holding company	UK	GBP	—	100%	O2 (Europe) Ltd.
O2 (Netherlands ) Holdings BV. Holding company	Netherlands	EUR	—	100%	O2 International Holdings Ltd.
Telefónica Germany Holdings Ltd. Holding company	UK	EUR	—	100%	O2 (Europe) Ltd.
O2 (Europe) Ltd. Holding company	UK	EUR	1,239	100%	Telefónica, S.A.
Telefónica International Holding, B.V Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Latinoamérica Holding, S.L. Holding company	Spain	EUR	237	100%	Telefónica, S.A.
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company	Brazil	BRL	14,804	100%	Telefónica Latinoamérica Holding, S.L. (60.6%) Telefónica, S.A. (39.4%)
Pontel Participaciones, S.L. Holding company	Spain	EUR	—	83.35%	Telefónica, S.A.
Telxius Telecom, S.A. Telecommunications service provider	Spain	EUR	250	50.01%	Pontel Participaciones, S.L.
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business	Spain	EUR	7	50.01%	Telxius Telecom, S.A.
Telxius Cable América, S.A. Provision of high bandwidth communications services	Uruguay	USD	507	50.01%	Telxius Telecom, S.A.
Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	EUR	5	50.01%	Telxius Telecom, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (Cont.)
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider	Republica Dominicana	USD	3	50.01%	Telxius Cable América, S.A. (49.51%) Telxius Cable España, S.L.U. (0.50%)
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure	Argentina	USD	78	50.01%	Telxius Cable América, S.A. (49.98%) Telxius Cable España, S.L.U. (0.03%)
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers	Panama	USD	17	50.01%	Telxius Cable América, S.A.
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services	Puerto Rico	USD	24	50.01%	Telxius Cable América, S.A.
Telxius Cable USA, Inc. High bandwidth communications services	US	USD	58	50.01%	Telxius Cable América, S.A.
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network	Ecuador	USD	5	50.01%	Telxius Cable América, S.A. (50%) Telxius Cable Perú, S.A.C. (0.01%)
Telxius Cable Chile, S.A. Involvement in businesses related to public or private telecommunications services	Chile	USD	37	50.01%	Telxius Cable América, S.A.
Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers	Guatemala	USD	24	50.01%	Telxius Cable América, S.A.
Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means	Peru	USD	20	50.01%	Telxius Cable América, S.A.
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system	Colombia	USD	4	50.01%	Telxius Cable América, S.A. (47.50%) Telxius Cable Chile, S.A. (0.83%) Telxius Cable Perú, S.A.C. (0.84%) Telxius Cable Guatemala, S.A. (0.83%) Telxius Cable Argentina, S.A. (0.01%)
Telxius Cable Brasil Participaçoes, Ltda. Holding company	Brazil	USD	62	50.01%	Telxius Cable América, S.A.
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure	Brazil	USD	74	50.01%	Telxius Cable Brasil Participaçoes, Ltda.
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network	Bolivia	USD	5	50.01%	Telxius Cable América, S.A. (49.01%) Telxius Cable España, S.L.U. (0.5%) Telxius Cable Argentina, S.A. (0.5%)
Telxius Torres Latam, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	EUR	8	50.01%	Telxius Telecom, S.A.
Telxius Torres España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	EUR	10	50.01%	Telxius Telecom, S.A.
Telxius Towers Germany, Gmbh. Telecommunications service provider	Germany	EUR	—	50.01%	Telxius Telecom, S.A.
Telxius Torres Perú S.A.C. Telecommunications service provider	Peru	PEN	104	50.01%	Telxius Torres Latam, S.L.U.
Telxius Torres Chile Holding, S.A. Holding company	Chile	EUR	8	50.01%	Telxius Torres Latam, S.L.U. (50%) Telxius Torres España, S.L.U. (0.01%)
Telxius Torres Chile, S.A. Telecommunications service provider	Chile	CLP	23,594	50.01%	Telxius Torres Chile Holding, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (Cont.)
Telxius Torres Brasil, Ltda. Telecommunications service provider	Brazil	BRL	764	50.01%	Telxius Torres Latam, S.L.U.
Telxius Torres Argentina, S.A. Telecommunications service provider	Argentina	ARS	1,549	50.01%	Telxius Torres Latam, S.L.U. (47.51%) Telxius Telecom, S.A. (2.50%)
Latin American Cellular Holdings, S.L. Holding company	Spain	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica International Wholesale Services II, S.L. International services provider	Spain	EUR	1	100%	Telefónica, S.A.
Telefónica USA, Inc. Telecommunications services provider	US	USD	202	100%	Telefónica International Wholesale Services II, S.L.
Telefónica International Wholesale Services México, S.A. Telecommunications research activities and proyects	Mexico	MXN	31	100%	Telefónica International Wholesale Services II, S.L.
Telefónica Digital España, S.L. Developer Telco Services Holding Company	Spain	EUR	26	100%	Telefónica, S.A
Telefónica Open Future , S.L Developer Telco Services	Spain	EUR	4	100%	Telefónica Digital España, S.L.
Telefónica Digital Ltd. Developer Telco Services	UK	GBP	58	100%	Telefónica Digital España, S.L.
Wayra Investigación y Desarrollo S.L. Talent identification and development in ICT.	Spain	EUR	2	100%	Telefónica Digital España, S.L.
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development	Chile	CLP	29,899	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra Brasil Aceleradora de Projetos Ltda. Technological innovation based business project development	Brazil	BRL	49	100%	Wayra Investigación y Desarrollo S.L.
WY Telecom, S.A. de C.V. Talent identification and development in ICT	Mexico	MXN	173	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra Argentina, S.A. Talent identification and development in ICT	Argentina	ARS	282	100%	Wayra Investigacion y Desarrollo, S.L. (95%) Telefónica Latinoamérica Holding, S.L (5%)
Wayra Colombia, S.A.S. Technological innovation based business project development	Colombia	COP	2,088	100%	Wayra Investigacion y Desarrollo, S.L.
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities	Venezuela	VES	5,138	100%	Telefónica Venezolana, C.A.
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development	Peru	PEN	27	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra UK Ltd. Technological innovation based business project development	UK	GBP	—	100%	Wayra Investigacion y Desarrollo, S.L.
Terra Networks Perú, S.A. ISP and portal	Peru	PEN	10	100%	Telefónica Latinoamérica Holding, S.L.
Terra Networks Argentina, S.A. ISP and portal	Argentina	ARS	11	100%	Telefónica Latinoamérica Holding, S.L. (99.99%) Telefónica International Holding, B.V. (0.01%)
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services	Mexico	MXN	305	100%	Terra Networks Mexico Holding, S.A. de C.V.
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Global Activities Holding, B.V. Holding Company	Netherlands	EUR	—	100%	Telfisa Global, B.V.
Telefónica Global Services, GmbH Purchasing services	Germany	EUR	—	100%	Group 3G UMTS Holding, GmbH
Telefónica Global Roaming, GmbH Optimization of network traffic	Germany	EUR	—	100%	Telefónica Global Services, GmbH
Group 3G UMTS Holding GmbH Holding Company	Germany	EUR	250	100%	Telefónica Global Activities Holdings, B.V

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (Cont.)
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services	Spain	EUR	—	100%	Telefónica Global Services, GmbH
Telefónica On The Spot Services, S.A.U. Provision of telemarketing services	Spain	EUR	1	100%	Telefónica de Contenidos, S.A.U.
Telefónica Educación Digital, S.L. Vertical e-learning portal	Spain	EUR	1	100%	Telefónica Digital España, S.L.
Telfin Ireland Ltd. Intragroup financing	Ireland	EUR	—	100%	Telefónica, S.A.
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems	Spain	EUR	13	100%	Telefónica, S.A.
Telefônica Infraestructura e Segurança Brasil Ltda. Security services and systems	Brazil	BRL	—	100%	Terra Networks Brasil, S.A.
Telefónica Capital, S.A.U. Finance company	Spain	EUR	7	100%	Telefónica, S.A.
Lotca Servicios Integrales, S.L. Aircraft ownership and operation	Spain	EUR	17	100%	Telefónica, S.A.
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds	Spain	EUR	16	70%	Telefónica Capital, S.A.
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes	Spain	EUR	2	100%	Telefónica Capital, S.A.
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects	Spain	EUR	7	100%	Telefónica, S.A.
Media Networks Latin America, S.A.C Telecommunications research activities and proyects	Peru	USD	91	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Luxembourg Holding, S.à.r.L. Holding company	Luxembourg	EUR	3	100%	Telefónica, S.A.
Casiopea Reaseguradora, S.A. Reinsurance	Luxembourg	EUR	4	100%	Telefónica Luxembourg Holding, S.à.r.L.
Nova Casiopea RE S.A. Reinsurance	Luxembourg	EUR	15	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Insurance, S.A. Direct insurance transactions	Luxembourg	EUR	23	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies	Spain	EUR	3	100%	Telefónica, S.A.
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts	Spain	EUR	—	100%	Telefónica Finanzas, S.A.U. (TELFISA) (83.33%) Telefónica, S.A. (16.67%)
Fisatel Mexico, S.A. de C.V. Integrated cash mangement, consulting and financial support for Group companies	Mexico	MXN	3,505	100%	Telefónica, S.A.
Telefónica Europe, B.V. Fund raising in capital markets	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Participaciones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Emisiones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Global Technology, S.A.U. Global management and operation of IT systems	Spain	EUR	16	100%	Telefónica, S.A.
Aliança Atlântica Holding B.V. Holding company	Netherlands	EUR	150	100%	Telefónica, S.A. (50%) Telefônica Brasil, S.A. (50%)
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered	Brazil	BRL	48	99.99%	Telefónica Servicios Globales, S.L.U.
Telefónica Gestión Integral de Edificios y Servicios S.L. Management and administrative services rendered	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.U.
Tempotel, Empresa de Trabajo Temporal, S.A. Temporary employment agency	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.U.
O2 Worldwide Limited Wireless telecommunications activities	UK	GBP	—	100%	Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (Cont.)
Telefónica Innovación Alpha, S.L. Electronic communications and audiovisual services provider	Spain	EUR	1	100%	Telefónica, S.A.
Telefónica Servicios Globales, S.L.U. Holding Company	Spain	EUR	1	100%	Telefónica, S.A.
Telefónica Holding Atticus, B.V. Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Chile Holdings, S.L. Holding Company	Chile	CLP	—	100%	Telefónica, S.A.
Other companies held for sale
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services	El Salvador	USD	42	59.58%	Telefónica Centroamérica Inversiones S.L. (59.46%) Telefónica Multiservicios S.A. de C.V. (0.12%)
Telefónica de Costa Rica TC, S.A. Wireless communications	Costa Rica	CRC	199,892	100%	Telefónica, S.A.
Companies accounted for using the equity method
Telefónica Factoring España, S.A. Factoring services provider	Spain	EUR	5	50%	Telefónica, S.A.
Telefónica Factoring Do Brasil, Ltd. Factoring services provider	Brazil	BRL	5	50%	Telefónica, S.A. (40.00%) Telefónica Factoring España, S.A. (10.00%)
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider	Mexico	MXN	34	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Perú, S.A.C. Factoring services provider	Peru	PEN	6	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Colombia, S.A. Factoring services provider	Colombia	COP	4,000	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Mobile Financial Services Holding SPRL Financial services	Belgica	USD	197	50%	Telefónica Internacional Holding, B.V (26.28%) Telefónica Holding Atticus, B.V (23.72%)
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution	Spain	EUR	5	50%	Telefónica, S.A.
Tesco Mobile Ltd. Wireless telephony services	UK	GBP	—	50%	O2 Communication Ltd.
The Smart Steps Data Technology Company Big data services in China	China	CNY	—	37.5%	Telefónica Digital España, S.L.
Internet para todos S.A.C Telecommunications service provider	Peru	PEN	—	37%	Telefónica del Perú, S.A.A.

Main changes in the scope of consolidation for the year 2019
Acquisition of companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development	Spain	02/28/2019	100%
Constitution of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Participation
Other companies
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business	Spain	12/31/2019	50.01%
Sold companies

Companies/Segment/Subsidiaries	Country	Date of deconsolidated	% Sold
Hispam Norte
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider	Guatemala	01/31/2019	60%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services	Nicaragua	05/31/2019	60%
Telefónica Móviles Panamá, S.A. Wireless telephony services	Panama	08/31/2019	60%
Other companies
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance	Spain	02/28/2019	100%
Telefónica Gestión Logística, S.A.C Logistic service provider	Peru	04/30/2019	100%

Main changes in the scope of consolidation for the year 2018
Constitution of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network	Bolivia	03/31/2018	50.01%
Pontel Participaciones, S.L. Holding company	Spain	07/31/2018	83.35%

Sold companies

Companies/Segment/Subsidiaries	Country	Date of deconsolidated	% Sold
Telefónica Spain
Centro de Asistencia Telefónica, S.A. Provision of services related to databases	Spain	12/31/2018	100%
Telefónica Germany
Shortcut I GmbH & Co. KG Technological innovation based business project development	Germany	10/31/2018	69.22%
Other companies
Telefónica Digital Inc. IP telephony platform	US	08/31/2018	100%
Tokbox Inc. IP telephony platform	US	08/31/2018	100%
Axonix Ltd Digital and mobile advertising	UK	08/31/2018	78%

Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Germany
Co-Trade GmbH Technological services	Germany	07/31/2018	Telefónica Germany Retail Gmbh
Other companies
Synergic Partners, S.L. Technological and consulting services in Big Data provider	Spain	10/31/2018	Telefónica Digital España, S.L.
Companies liquidation

Companies/Segment/Subsidiaries	Country	Date of deconsolidated	% Participation
Other companies
Telefónica Gestión de Servicios Compartidos México, S.A. de C.V. Management and administrative services rendered	Mexico	12/31/2018	100%
Operations with minority interests

Companies/Segment/Subsidiaries	Country	Date	% Participation after operation
Other companies
Pontel Participaciones, S.L. Sale to Pontegadea Group	Spain	07/31/2018	83.35%